Segment reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment reporting	Segment reporting
The Company operates through two distinct reportable segments: (i) Domestic Operations and (ii) International Operations. This segmentation reflects the point at which the Company’s business units no longer share similar economic characteristics and differ significantly in key areas, including:
(a)the nature of cultivation and manufacturing processes,
(b)the class of customer for products and services,
(c)distribution methods and
(d)the regulatory environments in which they operate.
In addition, this segmentation reflects the manner in which the Company’s chief operating decision maker (the “CODM”), its CEO, allocates resources and evaluates performance, and the manner in which the Company’s internal financial reporting is structured.
The Company’s reportable segments generate revenues from the cultivation, production and distribution of cannabis, including hemp-derived THC products. The Company’s Domestic Operations are organized on a region-level basis, vertically integrated in the majority of the domestic states in which the Company operates and derives the majority of its revenues from retail sales. In contrast, the Company’s International Operations are organized on a country-level basis, has centralized cultivation facilities in Portugal and Canada and derives the majority of its revenue from wholesale sales.
The Company’s CODM assesses the performance of each reportable segment and allocates resources based on Adjusted EBITDA and Adjusted EBITDA Margin. These non-GAAP financial measures and ratios are considered key financial and operational indicators. The CODM also reviews significant segment expenses within these measures, which consist primarily of Cost of goods sold as well as Total operating expenses.
•Adjusted EBITDA is defined as earnings before interest, taxes, depreciation and amortization, less share-based compensation expense and other adjustments related to business development, acquisitions, financing and reorganization costs;
•Adjusted EBITDA Margin is calculated as Adjusted EBITDA divided by Total revenues, net.

Not only do these measures provide meaningful insights into the financial strength and performance of each reportable segment, the Company uses these measures to (i) clarify the Company’s operating performance for investors, (ii) enhance comparability across its industry peers and (iii) offer investors a view of the Company’s operations as analyzed internally by the CODM and other members of the Company’s executive leadership team. While these measures are useful supplemental indicators, they are non-GAAP financial measures and should not be considered in isolation or as alternatives to income from continuing operations (an indicator of operating performance), as determined in accordance with GAAP.
The accounting policies applied to the Company’s segments are the same as those described in Note 3 — Significant accounting policies. Due to the federal illegality of cannabis in the U.S., the Company does not engage in intersegment sales or transfers, nor does it allocate corporate overhead costs between its reportable segments.
The following table presents Adjusted EBITDA by reportable segment as of December 31, 2024 and December 31, 2023:

	Domestic		International (1)		Total
For the year ended December 31,	2024	2023	2024	2023	2024	2023
Income from continuing operations	$44,840	$71,728	$(24,643)	$(28,845)	$20,197	$42,883
Depreciation and amortization	204,849	173,868	28,384	22,012	233,233	195,880
Other add-backs, net (2)	45,187	64,282	2,183	1,502	47,370	65,784
Adjusted EBITDA	$294,876	$309,878	$5,924	$(5,331)	$300,800	$304,547
Adjusted EBITDA Margin	23.8%	24.1%	5.6%	(8.7)%	22.4%	22.6%

Total Revenues	$1,237,251	$1,285,625	$105,551	$61,007	$1,342,802	$1,346,632

(1) The Company is exposed to foreign currency exchange risk due to fluctuations between the functional currencies of its international subsidiaries and the USD. Additionally, the translation of these subsidiaries’ operating results into USD for reporting purposes introduces further exposure. While these fluctuations are not material to the Company’s consolidated operating results, they may impact the comparability of the Company’s segment results across quarters and year-over-year.

(2) Other add-backs in the current year ended December 31, 2024 primarily include costs related to salaries and benefits, inventory, legal and professional fees and lobbyist/PR spend. Other add-backs for the year ended December 31, 2023 primarily include inventory adjustments, costs related to legal and professional fees and license fees.

The following tables present certain financial information by reportable segment for the years ended December 31, 2024 and December 31, 2023:

For the year ended December 31, 2024	Domestic	International (1)	Total
Revenues, net:
Retail and wholesale revenues	$1,235,580	$101,126	$1,336,706
Management fee income	1,671	4,425	6,096
Total revenues, net	1,237,251	105,551	1,342,802
Cost of goods sold	641,817	61,737	703,554
Gross profit	595,434	43,814	639,248
Total operating expenses	550,594	68,457	619,051
Income (loss) from continuing operations	$44,840	$(24,643)	$20,197

(1) The Company is exposed to foreign currency exchange risk due to fluctuations between the functional currencies of its international subsidiaries and the USD. Additionally, the translation of these subsidiaries’ operating results into USD for reporting purposes introduces further exposure. While these fluctuations are not material to the Company’s consolidated operating results, they may impact the comparability of the Company’s segment results across quarters and year-over-year.

For the year ended December 31, 2023	Domestic	International (1)	Total
Revenues, net:
Retail and wholesale revenues	$1,282,701	$58,077	$1,340,778
Management fee income	2,924	2,930	5,854
Total revenues, net	1,285,625	61,007	1,346,632
Cost of goods sold	693,717	38,466	732,183
Gross profit	591,908	22,541	614,449
Total operating expenses	520,180	51,386	571,566
Income (loss) from continuing operations	$71,728	$(28,845)	$42,883

(1) The Company is exposed to foreign currency exchange risk due to fluctuations between the functional currencies of its international subsidiaries and the USD. Additionally, the translation of these subsidiaries’ operating results into USD for reporting purposes introduces further exposure. While these fluctuations are not material to the Company’s consolidated operating results, they may impact the comparability of the Company’s segment results across quarters and year-over-year.

As the CODM does not review total assets by reportable segment, the following table presents long-lived assets by reportable segment as of December 31, 2024 and December 31, 2023:

	Domestic	International	Total
Long-lived assets as of December 31, 2024	$2,186,287	$333,568	$2,519,855
Long-lived assets as of December 31, 2023	2,349,337	328,636	2,677,973